CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Net unrealized gain (loss) arising during the period	₨ 13,677.7	$ 160.1	₨ 0.0	₨ 0.0
Net unrealized gain (loss) arising during the period, tax	(491.6)	5.8	(254.2)	(1,136.5)
Net unrealized gain (loss) arising during the period, tax	(37,208.6)	435.5	(15,898.7)	17,666.8
Reclassification adjustment for net (gain) loss included in net income, tax	(3,582.9)	41.9	(1,675.7)	449.7
Net unrealized gain (loss) arising during the period	₨ 4,237.2	$ 49.6	₨ 0.0	₨ 0.0